Unique Loan ID	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to Predatory - Unable to Test	Category	Fitch Final Compliance Grade	Moody's Final Compliance Grade	DBRS Final Compliance Grade
4000007	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Missing Document - Initial TIL not provided [2] Missing Document - Missing Document: Missing 1003 Initial - Lender's	Compliance testing completed using up to a 6 month look back from the Note date.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B
4000013	Second Home	Purchase		1	1				1				1							-	A	A	A
4000016	Primary	Purchase		1	1				1				1							-	A	A	A
4000017	Second Home	Construction-Permanent		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-	B	B	B
4000019	Second Home	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
4000020	Primary	Refinance Rate/Term		2	1				1				2	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
4000022	Second Home	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
4000023	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] General - Missing Document: 1003 Initial - Lender's not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Compliance testing was completed using up to a 6 month look back from the Note date.					-	B	B	B
4000026	Investment	Refinance Rate/Term		1	1				1				1							-	A	A	A
4000030	Primary	Refinance Rate/Term		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $666.43.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
																	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
4000031	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $545.99.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[2] Miscellaneous Compliance - (Missing Data) Appraised Value
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
															Unable to determine under disclosure due to missing itemization of amount financed.
TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																				TILA SOL Expired	B	B	B
4000077	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided			1				3
[3] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.
[2] Miscellaneous Compliance - (Missing Data) Appraised Value
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Initial TIL not provided
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																				State - NC	C	C	C
4000078	Primary	Refinance Rate/Term		3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				3
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - TILA - Final TIL Missing
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Initial TIL not provided
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
															Compliance testing was completed using up to a 6 month look back from the Note date.
TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			Yes	TR TIL Deficiency (UAL State)	D	D	D
4000079	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,076.58.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
															Unable to determine under disclosure due to missing itemization of amount financed.
RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																				TILA SOL Expired	B	B	B
4000083	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Valuation:	Appraisal not provided		1				3
[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6):  Acknowledgment of the Fair Market Value not provided to borrower at closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

GENERAL COMMENT (2017-08-04): Unable to definitively state that this is merely a missing disclosure issue. It is possible that a correctly dated/executed disclosure that was completed at origination exists and is simply missing from the image file provided, however without a copy of this theoretical document to review we are unable to confirm that the document, if it exists, satisfies the necessary requirements. Based on the documentation available to us, this is a valid exception.
GENERAL COMMENT (2017-08-04): Unable to definitively state that this is merely a missing disclosure issue. The 12 day cooling off period is based on the closing date, initial application date and the earliest dated Notice Concerning Extensions of Credit disclosure. It is possible that an earlier dated loan application and/or Notice Concerning Extensions of Credit  exists that would satisfy the 12 day cooling off period and is simply missing from the image file provided, however without a copy of this theoretical document to review we are unable to confirm that the document, if it exists, satisfies the necessary requirements. Based on the documentation available to us, this is a valid exception.

Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA
																				State - NC	C	C	C
4000084	Primary	Refinance Cash-out - Other		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)
																				State - NC	C	C	C
4000085	Primary	Refinance Cash-out - Other		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

GENERAL COMMENT (2017-08-04): Unable to definitively state that this is merely a missing disclosure issue. It is possible that a fee itemization was provided at least 1 business day prior to closing and is simply missing from the image file provided, however without a copy of this theoretical document to review we are unable to confirm that the document, if it exists, satisfies the necessary requirements. Based on the documentation available to us, this is a valid exception.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
																				State - NC	C	C	C
4000086	Primary	Purchase		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] State Compliance - (State High Cost) Texas High-Cost Loan (Stated APR): Texas Anti-Predatory Lending Statute: Final TIL APR Threshold is exceeded by 0.06100%. Final TIL APR of XX% exceeds a threshold of XX% based on the US Treasury for comparable maturities of XX% plus jurisdiction allowable margin of XX%.  Non-Compliant High Cost Loan.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				HC - High Cost	C	C	C
4000087	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
4000089	Primary	Refinance Cash-out - Debt Consolidation		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
																	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
4000090	Primary	Purchase		2	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
4000091	Primary	Refinance Rate/Term		3	1				1				3
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $52.87.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
															Unable to determine under disclosure due to missing the Itemization of Amount Financed. Under disclosure appears to be fee related.
Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																				State - NC	C	C	C
4000092	Primary	Purchase		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
																	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
4000093	Primary	Refinance Cash-out - Debt Consolidation		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX 1003
															Client approved use of alternative document for the initial application date.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	B	B	B
4000094	Primary	Purchase		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
																	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
4000095	Primary	Purchase		3	1				1				3
[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
																	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
4000096	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Client approved use of alternative documentation to source application date					-	B	B	B
4000097	Primary	Refinance Cash-out - Debt Consolidation		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
															Client approved use of alternative application document for initial application date.
Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																				State - NC	C	C	C
4000098	Primary	Refinance Cash-out - Debt Consolidation		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
															Client approved use of alternative application document for initial application date.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
4000099	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Valuation: [2] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver	Appraisal not provided		1				3
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is in excess of allowable threshold of US Treasury XX% + 3%, or XX% and Conventional Mortgage Rate XX% + 1.75%, or XX%.  Non-Compliant Rate Spread Home Loan.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

Client approved use of alternative document for the initial application date.
The loan file contains the following third party documentation: 1) Paystub, 1099 and W2. Although the aforementioned documents are in file, unable to conclusively ascertain compliance with North Carolina Rate Spread ability to repay provision.

There is no Assignee Liability. However, note that a loan that violates the provisions on rate spread home loans will be declared usurious. Thus, the terms of loans held by an assignee could be affected in certain circumstances

TILA ROR - 3yrs for rescindable transactions.
																				State - NC	C	C	C
4000100	Primary	Refinance Cash-out - Debt Consolidation		3	2	[2] Application / Processing - Missing Document: Missing Final 1003 [2] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: Homestead Exemption Waiver			1				3
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is in excess of allowable threshold of US Treasury XX% + 3%, or XX% and Conventional Mortgage Rate XX% + 1.75%, or XX%.  Non-Compliant Rate Spread Home Loan.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

Client approved use of alternative application document for initial application date.
The loan file contains the following third party documentation: 1) bank statements and 1099. Although the aforementioned documents are in file, unable to conclusively ascertain compliance with North Carolina Rate Spread ability to repay provision.

There is no Assignee Liability. However, note that a loan that violates the provisions on rate spread home loans will be declared usurious. Thus, the terms of loans held by an assignee could be affected in certain circumstances
																				State - NC	C	C	C
4000101	Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $172.98.
															Unable to determine the fee under disclosure due to missing the itemization of amount financed. Under disclosure appears to be fee related.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
4000103	Primary	Construction-Permanent		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
																	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
4000104	Primary	Refinance Cash-out - Other		3	1				1				3
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

GENERAL COMMENT (2017-08-04): Unable to definitively state that this is merely a missing disclosure issue. It is possible that a fee itemization was provided at least 1 business day prior to closing and is simply missing from the image file provided, however without a copy of this theoretical document to review we are unable to confirm that the document, if it exists, satisfies the necessary requirements. Based on the documentation available to us, this is a valid exception.
GENERAL COMMENT (2017-08-04): Unable to definitively state that this is merely a missing disclosure issue. The 12 day cooling off period is based on the closing date, initial application date and the earliest dated Notice Concerning Extensions of Credit disclosure. It is possible that an earlier dated loan application and/or Notice Concerning Extensions of Credit  exists that would satisfy the 12 day cooling off period and is simply missing from the image file provided, however without a copy of this theoretical document to review we are unable to confirm that the document, if it exists, satisfies the necessary requirements. Based on the documentation available to us, this is a valid exception.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
																				State - NC	C	C	C
4000105	Primary	Purchase		3	1				1				3
[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
4000106	Primary	Purchase		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
															PPP Expired. Prepayment charge not allowed per state (WI) - prepayment charge for WI ARM loan is not allowed for loans originated prior to XX/XX/XXXX - note states 5%, 5%. Lender is XXXX		TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
4000107	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] State Compliance - West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible Prepayment Penalty): West Virginia Residential Mortgage Lender, Broker and Servicer Act:  Mortgage loan contains an impermissible prepayment penalty.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements

PPP Expired. Prepayment charge not allowed per state (WV) - Prepayment penalties not allowed for state of WV. - Note states 5% of the unpaid balance when prepayment is in excess of 10% original principal balance.  Lender is XXX

Assignee Liability:   31-17-17 provides that any loan made in willful violation of the statute may be declared void by a court of competent jurisdiction. Loans in violation are subject to action by borrower seeking damages, reasonable attorney fees and costs.  For originators, knowing violations is grounds for suspension or revocation of license as well as penalties and fines.
																				State - NC	C	C	C
4000108	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				-	B	B	B
4000109	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				2
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				-	B	B	B
4000110	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
																	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
4000111	Primary	Purchase		2	1				1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
4000112	Primary	Refinance Cash-out - Other		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.
																	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
4000113	Primary	Refinance Cash-out - Other		2	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Client approved use of alternative application document for initial application date.					-	B	B	B
4000114	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Client approved use of alternative application document for initial application date.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B
4000115	Primary	Refinance Cash-out - Debt Consolidation		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
															Client approved use of alternative application document for initial application date		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
4000116	Primary	Refinance Cash-out - Debt Consolidation		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
															Client approved use of alternative application document for initial application date.
Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																				State - NC	C	C	C
4000117	Primary	Refinance Cash-out - Other		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] State Compliance - (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using full payment (PITI) based on fully-indexed rate (for ARM loans), max balance (on NegAm loans), and assuming equal payments (for balloon loans) and taking into account payments on any simultaneously-closed loans.
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is in excess of allowable threshold of US Treasury XX% + 3%, or XX% and Conventional Mortgage Rate XX% + 1.75%, or XX%.  Non-Compliant Rate Spread Home Loan.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

Client approved use of alternative document for the initial application date.
The loan file contains the following third party documentation: 1) income/asset verification (W-2, paystubs, bank statements) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (DIR Snapshot worksheet). Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.
The loan file contains the following third party documentation: 1) income/asset verification (W-2, paystubs, bank statements) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (DIR Snapshot worksheet). Although the aforementioned documents are in file, unable to conclusively ascertain compliance North Carolina Rate Spread ability to repay provision.

There is no Assignee Liability. However, note that a loan that violates the provisions on rate spread home loans will be declared usurious. Thus, the terms of loans held by an assignee could be affected in certain circumstances
																				State - NC	C	C	C
4000118	Primary	Refinance Cash-out - Debt Consolidation		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is in excess of allowable threshold of US Treasury XX% + 3%, or XX% and Conventional Mortgage Rate XX% + 1.75%, or XX%.  Compliant Rate Spread Home Loan.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003

Client approved use of alternative application document for initial application date.
The loan file contains the following third party documentation: 1) Paystub and W2. Although the aforementioned documents are in file, unable to conclusively ascertain compliance with North Carolina Rate Spread ability to repay provision.

There is no Assignee Liability. However, note that a loan that violates the provisions on rate spread home loans will be declared usurious. Thus, the terms of loans held by an assignee could be affected in certain circumstances
																				State HPML - Compliant	B	B	B
4000119	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Valuation: [2] Application / Processing - Missing Document: Missing Final 1003	Appraisal not provided.		1				3
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
															Client approved use of alternative application document for initial application date.
Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																				State - NC	C	C	C
4000120	Primary	Refinance Cash-out - Debt Consolidation		2	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Client approved use of alternative application document for initial application date.					-	B	B	B
4000121	Primary	Refinance Cash-out - Debt Consolidation		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure): Notice of Extension of Credit Disclosure provided at least 12 days prior to closing with no evidence of receipt in file): Texas Constitution Section 50(a)(6): Notice of Extension of Credit Disclosure provided at least 12 days prior to closing with no evidence of receipt in file.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
															Client approved use of alternative application document for initial application date.
GENERAL COMMENT (2017-08-04): Unable to definitively state that this is merely a missing disclosure issue. It is possible that a correctly dated/executed disclosure that was completed at origination exists and is simply missing from the image file provided, however without a copy of this theoretical document to review we are unable to confirm that the document, if it exists, satisfies the necessary requirements. Based on the documentation available to us, this is a valid exception.

Assignee Liability:  Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

This is a Secondary Market requirement by the GSEs and some investors.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																				State - NC	C	C	C
4000122	Primary	Refinance Cash-out - Debt Consolidation		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
															Client approved use of alternative document for the initial application date.
GENERAL COMMENT (2017-08-04): Unable to definitively state that this is merely a missing disclosure issue. It is possible that a fee itemization was provided at least 1 business day prior to closing and is simply missing from the image file provided, however without a copy of this theoretical document to review we are unable to confirm that the document, if it exists, satisfies the necessary requirements. Based on the documentation available to us, this is a valid exception.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)
																				State - NC	C	C	C
4000123	Primary	Refinance Cash-out - Debt Consolidation		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.
[2] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
															Client approved use of alternative application document for initial application date	GENERAL COMMENT (2017-09-01): XX/XX/XXXX- Unable to clear- HUD received is the same unsigned Hud received in the original loan images
Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.

This is a Secondary Market requirement by the GSEs and some investors.  (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			Yes	State - NC	C	C	C
4000124				3	1				1				3	[3] Inomplete File					UTD	Indeterminable	D	D	D
4000125	Primary	Refinance Cash-out - Debt Consolidation		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] State Compliance - (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): Unable to determine if borrower's ability to repay has been verified due to missing information.
[3] State Compliance - North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is in excess of allowable threshold of US Treasury XX% + 3%, orXX% and Conventional Mortgage Rate XX% + 1.75%, or XX%.  Non-Compliant Rate Spread Home Loan.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

The loan file contains the following third party documentation: 1) income/asset verification (1040, bank statements)  3) underwriting documentation/repayment ability analysis (DIR Snapshot worksheet). Although the aforementioned documents are in file, unable to conclusively ascertain compliance North Carolina Rate Spread ability to repay provision.
The loan file contains the following third party documentation: 1) income/asset verification (1040, bank statements) 2) underwriting documentation/repayment ability analysis (DIR Snapshot worksheet). Although the aforementioned documents are in file, unable to conclusively ascertain compliance North Carolina Rate Spread ability to repay provision.

There is no Assignee Liability. However, note that a loan that violates the provisions on rate spread home loans will be declared usurious. Thus, the terms of loans held by an assignee could be affected in certain circumstances
																				State - NC	C	C	C
4000126	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
																				State - NC	C	C	C
4000127	Primary	Purchase		1	1				1				1							-	A	A	A
4000128	Primary	Purchase		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
4000129	Primary	Purchase		3	1				1				3
[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
4000130	Primary	Refinance Rate/Term		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
4000131	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX Manufactured Housing			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date.						-	B	B	B
4000132	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
4000133	Primary	Purchase		3	1				1				3
[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
4000134	Second Home	Purchase		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
4000135	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $204.74.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
															Unable to determine under disclosure due to missing itemization of amount financed		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
4000136	Primary	Purchase		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
4000137	Primary	Purchase		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
4000138	Primary	Purchase		1	1				1				1							-	A	A	A
4000139	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
4000140	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-	B	B	B
4000141	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date.
[2] Miscellaneous Compliance - Initial TIL not provided
																	TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
4000142	Primary	Refinance Cash-out - Other		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
4000143	Primary	Purchase		3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-	B	B	B
4000144	Primary	Purchase		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			No	TNR Testing Not Required	B	B	B
4000145	Investment	Refinance Cash-out - Other		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date.						-	B	B	B
4000146	Primary	Refinance Rate/Term		1	1				1				1							-	A	A	A
4000147	Second Home	Purchase		3	1				1				3
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																			No	TNR Testing Not Required	C	C	C
4000148	Investment	Purchase		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				1							-	A	A	A
4000149	Primary	Refinance Cash-out - Other		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
4000150	Primary	Refinance Rate/Term		2	1				1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date. [2] Miscellaneous Compliance - Initial TIL not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
4000151	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date.						-	B	B	B
4000152	Primary	Refinance Rate/Term		1	1				1				1							-	A	A	A
4000153	Primary	Refinance Cash-out - Other		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
4000154	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
4000155	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	B	B	B
4000156	Primary	Purchase		1	1				1				1							-	A	A	A
4000157	Primary	Refinance Cash-out - Home Improvement		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
4000158	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
4000159	Second Home	Purchase		3	1				1				3
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
4000160	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-	B	B	B
4000161	Primary	Refinance Cash-out - Other		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
4000162	Primary	Refinance Cash-out - Other		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $143.35.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. Til in file appears to be final  due to expected funding date, not signed by borrowers
TIL appears to be final but not signed nor initialed by borrower.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			Tested	TR Tested	B	B	B
4000163	Primary	Refinance Rate/Term		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
4000164	Primary	Refinance Cash-out - Other		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - Initial TIL not provided
																	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
4000165	Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
4000166	Second Home	Refinance Cash-out - Debt Consolidation		3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $124.61.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
															TIL itemization did not disclose the wire fee of $40, under estimated settlement charge by $55 and Under estimated Courier by $30.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D	D
4000167	Investment	Purchase		1	1				1				1							-	A	A	A
4000168	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
																	TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
4000169	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				1							-	A	A	A
4000170	Primary	Purchase		3	3	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice [3] Closing / Title - Title: Evidence of title is missing			1				3
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXXin the amount of $277.46.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XX/XX/XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
															TIL itemization did not disclose a commitment fee of $XXX as a prepaid finance charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency	C	C	C
4000171	Primary	Purchase		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
4000172	Primary	Refinance Rate/Term		3	3	[3] Credit Documentation - Missing Document: Credit Report not provided [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice [3] Closing / Title - Title: Evidence of title is missing			1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
4000173	Primary	Refinance Rate/Term		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
															TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
4000174	Investment	Refinance Cash-out - Other		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
4000175	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $196.31.
															Unable to determine under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
4000176	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
4000177	Primary	Refinance Rate/Term		3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				3
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation.  A 5 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																	TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
4000178	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																				-	B	B	B
4000179	Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date. [2] Miscellaneous Compliance - Initial TIL not provided						-	B	B	B
4000180	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				1							-	A	A	A
4000181	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
4000182	Primary	Refinance Rate/Term		2	1				1				2
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XX/XX/XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																				-	B	B	B
4000183	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
4000184	Primary	Purchase		3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date. [2] Miscellaneous Compliance - Initial TIL not provided						-	B	B	B
4000185	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Miscellaneous Compliance - Initial TIL not provided [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	B	B	B
4000186	Primary	Purchase		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				1							-	A	A	A
4000187	Second Home	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXXin the amount of $203.73.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  XX/XX/XXXX which is the consummation date.
															Unable to determine under disclosure due to missing itemization of amount financed disclosure.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
4000188	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																				-	B	B	B
4000189	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				1							-	A	A	A
4000190	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
4000191	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.		GENERAL COMMENT (2017-02-24): Unable to clear exception with documentation that was provided. Received only bottom half of TIL. GENERAL COMMENT (2017-02-28): Received initial TIL. exception remains	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	B	B	B
4000192	Primary	Purchase		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $166.04.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
															Unable to determine under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
4000193	Primary	Purchase		3	3	[3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
4000194	Primary	Purchase		1	1				1				1							-	A	A	A
4000195	Primary	Purchase		1	1				1				1							-	A	A	A
4000196	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	B	B	B
4000197	Primary	Purchase		3	3	[3] Miscellaneous Compliance - Transaction Error: Cash back on a purchase transaction.			1				3
[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $278.40.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
4000198	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B	B
4000199	Primary	Purchase		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,344.46.
[2] Miscellaneous Compliance - Initial TIL not provided
																	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
4000200	Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
4000201	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																	TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
4000202	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 3 month lookback was used to determine this application date. [2] Miscellaneous Compliance - Initial TIL not provided						-	B	B	B
4000203	Primary	Refinance Rate/Term		3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: XX/XX/XXXX			1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B	B
4000204	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			No	TNR Testing Not Required	B	B	B
4000205	Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B	B
4000206	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Miscellaneous Compliance - Privacy Notice is missing: Disclosure: Privacy Notice			1				3
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																	TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
4000207	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	B	B	B
4000208	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
4000209	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	B	B	B
4000210	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	B	B	B
4000211	Primary	Purchase		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,154.67.
															The under-disclosure is due to a payment stream discrepancy. The lender cut off the MI premium earlier than the correct calculated date.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
4000212	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
4000213	Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
4000214	Primary	Refinance Rate/Term		1	1				1				1							-	A	A	A
4000215	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
4000216	Primary	Purchase		3	1				1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $978.32.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

TIL in file indicated to be final, expected funding date same as disbursement date and/or note date but is not signed of dated by borrower so cannot confirm that the borrower received.
Unable to determine under disclosure due to missing Itemization of Amount Financed.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			Tested	TR Tested	B	B	B
4000217	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $76.69.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
															TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.
TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			Tested	TR Tested	B	B	B
4000218				3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			1				3
[3] Closing / Title - TILA - Final TIL Missing
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Initial TIL not provided
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			UTD	Indeterminable	D	D	D
4000219	Primary	Purchase		2	1				1				2	[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Compliance testing was completed using up to a 6 month look back from the Note date.					-	B	B	B
4000220	Primary	Refinance Rate/Term		3	3	[3] Credit Documentation - Missing Document: Credit Report not provided			1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.

TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.
TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			Tested	TR Tested	B	B	B
4000221	Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR TIL Deficiency	B	B	B
4000222	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR TIL Deficiency	B	B	B
4000223	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Closing / Title - Missing Document: Security Instrument not provided	Security Instrument in the file incomplete, missing pages XX - XX of XX.		1				3
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Initial TIL not provided
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
															Compliance testing was completed using up to a 6 month look back from the Note date. Note in file incomplete. Missing pages XX of XX and XX of XX.
TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			Yes	TR TIL Deficiency	B	B	B
4000225	Primary	Purchase		3	1				1				3
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
															TIL in file is indicted to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
4000226	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			1				3
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's

Compliance testing was completed using up to a 6 month look back from the Note date.
TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.
																	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Note Deficiency (UAL State)	D	D	D
4000227	Primary	Purchase		3	1				1				3
[3] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

"Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
(1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
(2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."
																				State - NC	C	C	C
4000228	Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Missing Document - Initial TIL not provided			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B
4000229	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided			1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $105.38.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was  XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
															Unable to determine under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
4000231	Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6):  Loan closed prior to expiration of 12-day cooling off period.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.

GENERAL COMMENT (2017-08-22): Only received page XX of XX of the document and it is unclear who issued it. Document provided is not a replacement for the final stamped/signed settlement statement.
GENERAL COMMENT (2017-08-04): Unable to definitively state that this is merely a missing disclosure issue. The 12 day cooling off period is based on the closing date, initial application date and the earliest dated Notice Concerning Extensions of Credit disclosure. It is possible that an earlier dated loan application and/or Notice Concerning Extensions of Credit  exists that would satisfy the 12 day cooling off period and is simply missing from the image file provided, however without a copy of this theoretical document to review we are unable to confirm that the document, if it exists, satisfies the necessary requirements. Based on the documentation available to us, this is a valid exception.

Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.
																			Yes	State - NC	D	D	D
4000285				3	1				1				3	[3] File Not Delivered					UTD	Indeterminable	D	D	D
4000300	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's						-	B	B	B
4000315	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
4000317	Primary	Refinance Cash-out - Other		3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Closing / Title - Missing Document: Security Instrument not provided [3] Missing Document - Title: Evidence of title is missing [3] Closing / Title - Title: Evidence of title is missing	Unable to open the security instrument docuemnts		1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Initial TIL not provided
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
															Compliance testing was completed using up to a 6 month look back from the Note date.
TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.
																			Yes	TR Indeterminable	D	D	D
4000318				3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Closing / Title - Title: Evidence of title is missing			1				3
[3] Closing / Title - TILA - Final TIL Missing
[3] Federal Compliance - Missing Final HUD-1
[2] Miscellaneous Compliance - (Missing Data) Appraised Value
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Initial TIL not provided
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			UTD	Indeterminable	D	D	D
4000319	Primary	Purchase		2	1				1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B	B
4000320	Primary	Refinance Rate/Term		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $36.14.
																	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
4000324	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Compliance testing was completed using up to a 6 month look back from the Note date.					-	B	B	B
4000325	Investment	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
4000326	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
															Compliance testing was completed using up to a 6 month look back from the Note date. Note is missing page XX of XX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR TIL Deficiency	D	D	D
4000328	Primary	Purchase		1	1				1				1							-	A	A	A
4000330	Primary	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
4000332	Primary	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
4000362	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  Title Co. Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Miscellaneous Compliance - (Missing Data) Appraised Value
[2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Initial TIL not provided
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D	D
4000364	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	B	B	B
4000365	Primary	Purchase		3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				3
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Initial TIL not provided
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
															Compliance testing was completed using up to a 6 month look back from the Note date.
TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			No	TNR Testing Not Required	B	B	B
4000366	Investment	Purchase		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided			1				2	[2] General - Missing Document: 1003 Initial - Lender's not provided	Compliance testing was completed using up to a 6 month look back from the Note date.					-	B	B	B
4000367	Investment	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
4000368	Primary	Purchase		2	1				1				2	[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.						-	B	B	B
4000369	Second Home	Purchase		2	1				1				2	[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's	Compliance testing completed using up to a 6 month look back from the Note date.					-	B	B	B
4000370	Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $2,067.40.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Initial TIL not provided
[2] State Compliance - Virginia Mortgage Lender and Broker Act (Additional Compensation Not on Written Agreement): Virginia Mortgage Lender and Broker Act:  Mortgage broker has received compensation from the borrower other than that specified in the written agreement signed by the borrower.
[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation): Virginia Mortgage Lender and Broker Act:  Mortgage broker has received compensation from a lender of which he is a principal, partner, trustee, director, officer or employee
															Unable to determine under disclosure due to missing itemization of amount financed.
TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																				TILA SOL Expired	B	B	B
4000371	Investment	Purchase		2	1				1				2	[2] General - Missing Document: 1003 Initial - Lender's not provided	Compliance testing was completed using up to a 6 month look back from the Note date.					-	B	B	B
4000372	Second Home	Purchase		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] General - Missing Document: 1003 Initial - Lender's not provided	Compliance testing was completed using up to a 6 month look back from the Note date.					-	B	B	B
4000373	Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
4000374	Second Home	Purchase		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,351.12.
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements

PPP expired. Prepayment charge not allowed per state (RI) – prepayment charge is only acceptable during the first year for purchase money loans in RI – note states 3 years and the loan purpose is purchase.  Lender is XXXX
The Lender's TIL reflects MI dropping off after 180 months, however, the audited TIL indicates MI should not drop off until after 216 months.
																	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
4000375	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
4000376	Investment	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
4000377	Primary			3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Application / Processing - Missing Valuation:	Missing Appraisal from loan file.		1				3
[3] Federal Compliance - Missing Final HUD-1
[2] Miscellaneous Compliance - (Missing Data) Appraised Value
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Initial TIL not provided
[2] General - Missing Document: 1003 Initial - Lender's not provided
																	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D	D
4000378	Primary	Purchase		1	1				1				1							-	A	A	A
4000383	Primary	Purchase	HUD Safe Harbor QM	3	3	[3] Credit Documentation - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided			1				3
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

Final TIL shows monthly Escrows plus MIP as $XXX - actual per tax cert, FHA MIP and hazard insurance dec page is $XXX
Final TIL shows monthly Escrows plus MIP as $XXX - actual per tax cert, FHA MIP and hazard insurance dec page is $XXX

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																				TILA SOL Expired	B	B	B
4000384	Primary	Purchase		3	2	[2] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] County Compliance - (County High Cost) XXXX County Threshold Loan (Stated APR): XXXX County Predatory Lending Ordinance: Final TIL APR Threshold is exceeded by 0.00300%. Final TIL APR of XX% exceeds a threshold of XX% based on the US Treasury for comparable maturities of XX% plus jurisdiction allowable margin of XXX%.  Compliant High Cost Loan.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was XX/XX/XXXX.

XXXX County Threshold - If a threshold loan violates certain provisions, it is considered a predatory loan.  Lenders that make predatory loans may not be awards contracts with the County of XXXX.

TILA - subject to a 1 year SOL for affirmative claims under TILA
																				HC - High Cost	C	C	C